UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2006.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: SENIOR COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   NOVEMBER 13, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _7_

Form 13F Information Table Value Total:  $111,324


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


ALBERTSONS INC	             COM	 13104104      21257	828100	  SH	  DEFINED		828100	  0	  0
EDUCATION MGMT CORP	     COM	28139T101      29798	716300	  SH	  DEFINED		716300	  0	  0
GTECH HLDGS CORP	     COM	400518106      23151	679900	  SH	  DEFINED		679900	  0	  0
IDENTIX INC	             COM	451906101       3912	491520	  SH	  DEFINED		491520	  0 	  0
MAXTOR CORP	            COMNEW	577729205	2739	286500	  SH	  DEFINED		286500	  0	  0
MICHAELS STORES INC          COM	594087108      28260	752000	  SH	  DEFINED		752000	  0	  0
TRANSMONTAIGNE INC	     COM	893934109	2207	225000	  SH	  DEFINED		225000	  0	  0



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